Schedule of investments
Optimum International Fund
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 98.34%Δ
Australia − 3.13%
ANZ Group Holdings	46,478	$ 875,594
Aristocrat Leisure	226,494	7,518,445
BlueScope Steel	264,082	3,599,135
Cochlear	8,701	1,927,944
EBOS Group	47	922
Enero Group	23,974	19,751
Northern Star Resources	86,091	746,607
Orica	56,364	671,920
Pro Medicus	4,020	384,186
Red 5 †	199,069	47,808
Rio Tinto	115,187	7,573,066
Wagners Holding †	18,860	9,625
Whitehaven Coal	303,507	1,548,892
		24,923,895
Austria − 0.00%
Raiffeisen Bank International	877	15,234
		15,234
Belgium − 0.01%
Colruyt Group	2,316	110,573
		110,573
Brazil − 2.33%
Gerdau ADR	19,959	65,865
MercadoLibre †	9,430	15,497,262
Petroleo Brasileiro ADR	102,797	1,489,528
Telefonica Brasil	27,200	221,927
Ultrapar Participacoes	301,600	1,167,533
VTEX Class A †	16,885	122,585
		18,564,700
Canada − 3.19%
AbCellera Biologics †	119,399	353,421
ADENTRA	1,925	52,443
Bird Construction	33,900	664,594
Calfrac Well Services †	8,609	26,745
Canfor †	109	1,156
Cascades	36,700	242,243
Celestica †	26,397	1,511,597
Cenovus Energy	41,568	817,049
Centerra Gold	28,100	188,970
CES Energy Solutions	22,773	128,177
Cogeco	1,000	35,233
Constellation Software	2,445	7,044,988
DRI Healthcare Trust	5,500	63,320
Enghouse Systems	2,045	45,099
Ensign Energy Services †	15,700	26,166
iA Financial	3,100	194,672
Leon's Furniture	2,300	38,483
Lumine Group †	140,757	3,799,683
	Number of shares	Value (US $)
Common StocksΔ (continued)
Canada (continued)
Major Drilling Group International †	10,461	$ 69,431
Manulife Financial	43,400	1,155,705
Martinrea International	25,979	218,383
Mullen Group	7,400	71,076
Neo Performance Materials	2,852	17,199
PHX Energy Services	10,600	70,277
Pizza Pizza Royalty	11,000	105,252
Shopify Class A †	51,171	3,379,844
TFI International	500	72,600
TMX Group	168,240	4,683,001
Torex Gold Resources †	13,273	205,685
Total Energy Services	7,700	54,371
Wajax	1,700	31,824
		25,368,687
China − 10.76%
37 Interactive Entertainment Network Technology Group Class A	323,300	580,655
Agricultural Bank of China Class H	9,167,000	3,920,807
AIA Group	1,018,200	6,910,521
Anhui Genuine New Materials Class A †	15,200	8,682
Asia Cement China Holdings	138,983	51,613
Autohome ADR	35,867	984,549
Baidu Class A †	23,300	254,362
Baoxiniao Holding Class A	413,400	309,507
Beijing Roborock Technology Class A	5,269	284,695
Build King Holdings	73,424	9,496
Canny Elevator Class A	331,000	262,848
Central China Land Media Class A	208,800	290,525
Changhong Meiling Class A	473,450	493,907
Chengdu Gas Group Class A	233,500	310,431
Chengdu Kanghong Pharmaceutical Group Class A	183,500	546,759
China Coal Energy Class H	363,000	423,939
China Construction Bank Class H	14,283,000	10,553,513
China Display Optoelectronics Technology Holdings †	311,330	8,611
China Minsheng Banking Class H	2,913,500	1,007,350
Chongqing Rural Commercial Bank Class H	60,502	29,674
Consun Pharmaceutical Group	44,000	31,328
COSCO SHIPPING Holdings Class H	280,500	490,665
Dah Sing Financial Holdings	30,000	83,557
Focus Technology Class A	34,900	129,493
NQ- OPTIE [0624] 0824 (3775174)    1

Schedule of investments
Optimum International Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
G-bits Network Technology Xiamen Class A	12,900	$ 316,035
Guangdong Vanward New Electric Class A	231,200	316,919
HUANLEJIA Food Group Class A	97,400	158,445
Industrial & Commercial Bank of China Class H	3,321,000	1,973,280
Jiutian Chemical Group	1,258,400	22,273
JOYY ADR	17,282	520,015
Kingsoft	183,200	529,022
Kuaishou Technology †	362,700	2,143,488
Kweichow Moutai Class A	13,400	2,706,151
Lenovo Group	1,622,000	2,288,939
Meituan Class B †	139,190	1,980,268
Natural Food International Holding	344,000	22,907
Opple Lighting Class A	216,899	517,617
Orient Overseas International	11,991	194,551
Pacific Basin Shipping	57,232	18,029
PAX Global Technology	104,968	78,769
PDD Holdings ADR †	35,033	4,657,637
Perennial Energy Holdings	226,875	31,668
PetroChina Class H	7,476,000	7,563,071
Ping An Insurance Group Co. of China Class H	431,500	1,956,077
Shenzhen Fuanna Bedding and Furnishing Class A	191,500	264,872
Shenzhen Laibao Hi-tech Class A	558,300	837,521
Sichuan Biokin Pharmaceutical Class A †	9,277	231,604
Silergy	174,000	2,477,937
Sinopec Engineering Group Class H	34,001	23,512
SITC International Holdings	208,000	564,678
Techtronic Industries	35,500	405,504
Ten Pao Group Holdings	28,685	4,114
Tencent Holdings	226,500	10,801,391
Tencent Music Entertainment Group ADR	475,117	6,675,394
Time Publishing and Media Class A	115,760	112,796
United Laboratories International Holdings	222,000	234,251
Universal Scientific Industrial Shanghai Class A	314,400	694,479
Vipshop Holdings ADR	153,207	1,994,755
Xiamen Comfort Science & Technology Group Class A	297,700	226,572
Xiamen Jihong Technology Class A	203,300	311,411
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
Yangzijiang Shipbuilding Holdings	510,800	$ 926,673
Yue Yuen Industrial Holdings	21,000	40,607
Yutong Bus Class A	355,500	1,262,295
Zhejiang Publishing & Media Class A	469,500	493,663
Zhejiang Semir Garment Class A	1,354,878	1,083,373
		85,640,050
Colombia − 0.01%
Aris Mining †	11,224	42,417
		42,417
Czech Republic − 0.02%
Komercni Banka	5,365	179,472
		179,472
Denmark − 5.04%
Ambu Class B †	106,444	2,048,205
AP Moller - Maersk Class B	1,240	2,155,430
Demant †	100,078	4,331,410
DSV	39,142	5,997,288
Genmab †	2,272	569,313
Novo Nordisk Class B	101,098	14,598,738
Novonesis (Novozymes) Class B	98,640	6,035,483
Pandora	25,300	3,818,306
ROCKWOOL Class B	1,106	448,823
Svitzer Group †	2,806	104,582
		40,107,578
Finland − 0.54%
Cargotec Class B †	2,701	216,803
Kone Class B	61,738	3,047,393
Orion Class A	1,135	48,256
Vaisala Class A	805	34,657
Wartsila	47,574	917,089
		4,264,198
France − 4.21%
BNP Paribas	32,711	2,085,446
Cie de Saint-Gobain	9,820	763,725
Danone	105,037	6,420,893
Dassault Aviation	4,595	834,604
Dassault Systemes	130,101	4,918,408
Edenred	127,375	5,376,007
Hermes International	574	1,315,512
Ipsen	3,264	400,244
La Francaise des Jeux	3,442	117,221
LVMH Moet Hennessy Louis Vuitton	4,301	3,286,953
Nexans	20,856	2,298,347
Publicis Groupe	17,011	1,810,498
Rexel	62,910	1,627,743

2    NQ- OPTIE [0624] 0824 (3775174)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
France (continued)
Sartorius Stedim Biotech	10,743	$ 1,763,750
Sodexo	5,198	467,611
		33,486,962
Germany − 5.51%
adidas	8,869	2,118,111
BioNTech ADR †	19,263	1,547,975
Commerzbank	40,154	609,997
CTS Eventim AG & Co KGaA	2,901	242,022
Deutsche Bank	159,129	2,540,609
Deutsche Boerse	37,370	7,648,090
Heidelberg Materials	31,086	3,223,288
HOCHTIEF	1,038	118,057
Knorr-Bremse	18,422	1,406,681
Nemetschek	2,836	278,968
Rational	5,196	4,326,520
SAP	55,557	11,276,207
Scout24	108,994	8,310,971
Talanx	1,488	118,801
Traton	1,777	58,139
Trivago ADR	3,049	6,128
Westwing Group †	2	17
		43,830,581
Greece − 0.01%
Motor Oil Hellas Corinth Refineries	2,215	55,603
Thrace Plastics Holding and Co.	12,866	52,498
		108,101
Hungary − 0.41%
MOL Hungarian Oil & Gas	157,107	1,225,987
OTP Bank	38,678	1,921,797
Richter Gedeon	4,713	122,423
		3,270,207
India − 5.33%
Acevector Limited =, †, π	225,780	94,685
Acevector Limited Series G =, †, π	74,730	31,339
Angel One	11,904	371,449
AurionPro Solutions	21,952	359,182
Bharat Petroleum	441,352	1,608,742
Coal India	946,207	5,368,884
Deccan Cements	1,593	13,271
GAIL India	142,057	374,020
Gujarat Industries Power	13,155	37,258
Gujarat State Petronet	37,495	133,343
HDFC Bank	341,470	6,895,124
Hindustan Aeronautics	33,215	2,096,862
Hindustan Petroleum	48,066	191,428
ICICI Lombard General Insurance	188,275	4,040,504
Indiabulls Housing Finance	565,100	1,128,471
	Number of shares	Value (US $)
Common StocksΔ (continued)
India (continued)
Indian Oil	2,344,449	$ 4,656,706
ITD Cementation India	71,924	453,388
Jindal Saw	24,708	161,145
Kirloskar Industries	1,576	113,429
Mahanagar Gas	7,438	142,440
Mangalore Refinery & Petrochemicals	130,717	335,981
Mazagon Dock Shipbuilders	26,656	1,368,626
NCL Industries	11,382	32,999
Oil & Natural Gas	401,379	1,319,840
Oil India	137,664	1,193,680
Power Finance	203,711	1,185,072
REC	137,361	865,471
Reliance Industries	205,949	7,732,396
Rupa & Co.	325	1,090
Welspun Enterprises	23,788	128,129
		42,434,954
Indonesia − 0.47%
ABM Investama	525,200	114,502
Adaro Energy Indonesia	12,846,998	2,188,893
Akasha Wira International †	37,900	24,476
Asuransi Tugu Pratama Indonesia	107,400	6,919
Bank OCBC Nisp	430,693	33,403
Blue Bird	479,300	43,466
Bukit Asam	1,039,300	155,498
Hanjaya Mandala Sampoerna	948,500	41,126
Indo Tambangraya Megah	16,519	24,110
Indo-Rama Synthetics	28,097	4,976
Jasuindo Tiga Perkasa	1,041,141	17,676
Panin Financial †	10,077,600	188,320
Perusahaan Gas Negara	2,926,720	275,246
Samudera Indonesia	42,480	841
United Tractors	482,700	647,776
		3,767,228
Ireland − 4.47%
CRH	117,874	8,785,307
Experian	218,845	10,197,023
Kingspan Group	88,902	7,569,163
Ryanair Holdings ADR	77,415	9,014,202
		35,565,695
Israel − 1.70%
Camtek	670	83,911
Check Point Software Technologies †	37,901	6,253,665
Cognyte Software †	780	5,959
Nice ADR †	14,296	2,458,483
Teva Pharmaceutical Industries ADR †	4,882	79,332

NQ- OPTIE [0624] 0824 (3775174)    3

Schedule of investments
Optimum International Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Israel (continued)
Wix.com †	29,026	$ 4,617,166
		13,498,516
Italy − 2.73%
Banca Mediolanum	64,936	716,991
Banca Monte dei Paschi di Siena	63,137	296,499
BPER Banca	117,362	593,377
Buzzi	2,986	120,175
FinecoBank Banca Fineco	372,343	5,550,749
Hera	52,224	178,638
Leonardo	225,769	5,241,949
Technoprobe †	252,775	2,490,526
UniCredit	159,196	5,899,840
Unipol Gruppo	62,827	624,401
		21,713,145
Japan − 10.76%
A&A Material	1,800	15,193
A&D HOLON Holdings	1,800	33,037
Achilles	3,900	39,608
AIT	4,100	47,195
Akatsuki	2,700	44,488
AlphaPolis †	1,500	18,963
Amano	3,000	77,457
Amiyaki Tei	1,200	43,707
Anest Iwata	7,200	73,571
Avant Group	2,000	17,142
Axell	1,200	11,031
Axial Retailing	4,000	25,483
BIPROGY	3,800	105,292
BML	10,600	189,547
Brother Industries	7,600	133,729
Business Brain Showa-Ota	1,800	25,161
Business Engineering	1,100	25,844
Capcom	29,300	552,346
Carlit Holdings	5,000	44,969
Central Glass	3,600	83,796
Computer Engineering & Consulting	4,100	54,560
CTI Engineering	2,000	63,646
Dai Nippon Toryo	4,200	34,537
Daihatsu Diesel Manufacturing	6,500	66,782
Dai-ichi Life Holdings	12,700	339,267
Dainichiseika Color & Chemicals Manufacturing	2,100	44,639
Daitron	2,300	41,471
Daiwa Industries	4,700	44,812
Densan System Holdings	1,500	25,126
Digital Arts	1,000	28,032
Doshisha	3,300	48,570
Elecom	27,700	280,977
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
en Japan	24,100	$ 392,005
Fabrica Holdings	2,500	29,989
FANUC	156,800	4,296,918
Fast Retailing	1,900	478,986
Forum Engineering	7,400	41,579
Fudo Tetra	2,600	39,156
Fujimori Kogyo	1,300	34,259
Fujitsu	227,510	3,559,219
Fukushima Galilei	1,100	45,466
Fuso Pharmaceutical Industries	600	9,114
Gakujo	2,600	31,221
Glory	4,600	80,155
Hamakyorex	1,400	38,331
Hanwa	3,300	126,347
Hennge †	3,000	17,565
Hisamitsu Pharmaceutical	4,900	113,203
Hitachi	18,000	402,872
Hito Communications Holdings	2,900	17,123
Hokkaido Gas	1,600	34,259
Horiba	6,500	524,396
Hosokawa Micron	1,900	49,894
Ichiken	3,100	51,368
Ichikoh Industries	9,200	31,107
Ichiyoshi Securities	1,100	5,907
ID Holdings	3,000	27,690
Idemitsu Kosan	26,000	168,308
I'll	2,300	35,367
Inpex	6,900	101,512
I-PEX	9,200	120,311
ISB	3,100	27,900
Itfor	8,900	79,602
IwaiCosmo Holdings	3,200	44,950
Iwaki	4,900	87,012
JAC Recruitment	34,000	139,052
Japan Exchange Group	4,200	97,945
Japan Lifeline	6,600	46,478
Japan Medical Dynamic Marketing	4,600	19,556
Japan Post Holdings	8,800	87,240
Japan Post Insurance	13,500	261,878
Japan System Techniques	19,600	203,565
JK Holdings	3,600	22,935
JSP	3,400	48,858
Kanamoto	6,000	110,610
Kato Works	19,900	162,030
Keyence	8,300	3,639,536
Kitz	12,300	86,923
KNT-CT Holdings †	5,100	42,286
Kokuyo	7,400	124,046
Konoike Transport	10,000	149,046
LIFULL	13,500	13,257

4    NQ- OPTIE [0624] 0824 (3775174)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Look Holdings	2,200	$ 37,931
Maezawa Industries	4,400	40,010
Maruzen Showa Unyu	3,200	108,994
Marvelous	9,000	36,304
Matching Service Japan	8,100	53,668
Matsuoka	2,400	26,627
Maxell	13,400	148,583
Megachips	5,300	134,402
Meidensha	7,900	179,222
MEITEC Group Holdings	4,600	93,149
Melco Holdings	1,700	36,982
Micronics Japan	2,600	108,111
MIMAKI ENGINEERING	3,900	46,711
Miroku Jyoho Service	14,900	183,831
Mitani Sangyo	10,400	24,369
Mitsubishi Electric	21,400	341,503
Mitsubishi Kakoki Kaisha	1,600	42,663
Mitsubishi Research Institute	6,400	197,700
MIXI	19,200	361,589
MonotaRO	254,100	2,986,532
MORESCO	2,700	22,437
Moriroku Holdings	4,500	80,104
Morito	4,900	45,501
MS&AD Insurance Group Holdings	25,900	575,502
Naigai Trans Line	1,600	28,402
NEC	50,700	4,173,793
NEOJAPAN	3,500	36,634
NIDEC	50,400	2,250,755
Nihon Chouzai	8,300	77,124
Nihon Kohden	200	2,889
Nihon M&A Center Holdings	805,300	4,161,392
Nihon Trim	1,000	21,474
Nintendo	74,300	3,951,214
Nippon Shinyaku	5,400	109,249
Nippon Thompson	11,900	46,819
Nissan Motor	346,700	1,176,354
Nissin	1,500	44,518
Nisso Holdings	14,500	76,245
Nitto Kohki	2,100	31,561
Nitto Seiko	4,900	17,817
NS Solutions	4,000	67,698
Obic	6,100	786,338
OBIC Business Consultants	600	25,087
Okabe	5,100	24,598
Okamura	2,700	37,843
Okinawa Financial Group	3,700	60,735
Olympus	239,600	3,862,282
Optim †	3,900	16,992
Optorun	2,500	31,388
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Oracle	1,200	$ 82,789
Oro	1,600	25,598
Osaki Electric	12,200	53,383
Otsuka	72,800	1,398,625
Persol Holdings	268,400	371,513
PR Times †	2,200	26,090
Pronexus	2,600	21,315
QB Net Holdings	2,500	17,465
Rasa	2,000	22,550
Recruit Holdings	153,800	8,227,712
Rheon Automatic Machinery	3,300	35,279
Ricoh	31,300	267,594
Sakata INX	3,000	33,638
Sanyo Shokai	3,100	46,262
Sato Shoji	1,000	10,653
SCREEN Holdings	32,900	2,965,069
Seika	1,000	27,472
Sekisui Kasei	7,100	20,697
Shibuya	1,400	31,065
Shikoku Bank	4,500	34,095
Shimano	22,300	3,443,617
Shinagawa Refractories	5,400	66,623
Shindengen Electric Manufacturing	1,400	25,765
Shinnihonseiyaku	2,500	26,757
Shiseido	101,200	2,885,857
Shofu	1,500	43,632
SIGMAXYZ Holdings	1,400	13,870
Sinfonia Technology	2,500	52,831
SMC	8,500	4,033,128
SMK	1,300	21,073
SMS	9,100	115,496
Soda Nikka	1,800	12,620
Sodick	12,100	54,600
Softcreate Holdings	2,100	25,857
Soliton Systems	16,300	123,600
Sony Group	82,500	6,994,220
Space	2,900	20,170
SRA Holdings	3,400	93,828
Star Micronics	7,200	94,380
Step	1,800	21,525
Subaru	77,500	1,642,582
Sugimoto & Co.	1,700	25,845
Sun Asterisk †	9,800	52,079
Sun-Wa Technos	100	1,420
Suzuken	8,800	267,408
System Research	4,200	43,517
Tadano	5,100	35,899
Teikoku Electric Manufacturing	2,000	31,338
T-Gaia	30,550	579,138

NQ- OPTIE [0624] 0824 (3775174)    5

Schedule of investments
Optimum International Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
TIS	33,600	$ 651,158
TKC	1,700	36,612
Tochigi Bank	15,400	35,415
Tokyo Electron	6,900	1,496,737
Tokyo Rope Manufacturing	4,400	36,974
Tokyo Seimitsu	3,300	252,182
Toli	12,100	29,932
Topy Industries	3,000	46,411
Toyo Engineering	6,200	33,796
Toyo Kanetsu	2,900	70,747
Trend Micro	34,500	1,400,457
Tsubakimoto Chain	4,600	178,122
Tsugami	7,200	69,543
TV Asahi Holdings	3,200	42,484
Ubicom Holdings	4,200	35,268
Unipres	4,200	34,954
ValueCommerce	2,400	17,587
Vector	7,200	54,820
Warabeya Nichiyo Holdings	300	4,268
Will Group	3,200	19,690
Wowow	2,000	13,910
Xebio Holdings	3,700	27,390
YAMADA Consulting Group	2,900	37,509
Yamaichi Electronics	4,000	82,789
Yorozu	3,800	27,067
Yushin Precision Equipment	6,700	31,399
Zenrin	14,400	84,042
ZIGExN	29,300	108,903
		85,637,641
Malaysia − 0.17%
Fraser & Neave Holdings	12,900	86,902
Hap Seng Plantations Holdings	6,900	2,574
Lingkaran Trans Kota Holdings †	42,600	34
Magni-Tech Industries	32,900	16,389
Ta Ann Holdings	49,000	39,574
Tenaga Nasional	87,000	254,130
YTL	244,500	178,808
YTL Power International	798,400	815,747
		1,394,158
Mexico − 0.05%
Ternium ADR	11,108	417,105
		417,105
Monaco − 0.01%
Costamare	6,173	101,422
		101,422
Netherlands − 4.68%
ABN AMRO Bank CVA	15,139	248,871
Adyen †	4,236	5,050,081
	Number of shares	Value (US $)
Common StocksΔ (continued)
Netherlands (continued)
Arcadis	1,820	$ 115,291
ASML Holding	7,397	7,638,216
EXOR	39,270	4,108,892
IMCD	34,835	4,823,736
NN Group	12,672	589,663
Pluxee †	2,073	58,155
Topicus.com	50,916	4,354,499
Van Lanschot Kempen CVA	1,316	52,851
Wolters Kluwer	61,582	10,209,253
		37,249,508
Norway − 0.26%
Aker Carbon Capture †	1,455,184	907,701
Golden Ocean Group	12,145	167,601
Hunter Group †	3,214	704
Kongsberg Gruppen	2,948	240,214
Norconsult Norge	12,574	40,276
Telenor	63,388	722,518
		2,079,014
Panama − 0.34%
Copa Holdings Class A	28,389	2,702,065
		2,702,065
Philippines − 0.02%
Ginebra San Miguel	33,690	124,852
		124,852
Poland − 0.72%
Bank Millennium †	1,256	2,926
Bank Polska Kasa Opieki	108,024	4,508,100
Benefit Systems †	62	44,664
Powszechny Zaklad Ubezpieczen	88,044	1,127,219
Unimot	285	9,614
		5,692,523
Portugal − 0.07%
Galp Energia	24,207	511,231
Sonae	13,626	12,769
		524,000
Russia − 0.00%
GMK Norilskiy Nickel	1,009,500	0
MMC Norilsk Nickel PJSC ADR †	4	0
		0
Singapore − 0.79%
China Aviation Oil Singapore	31,800	20,168
Genting Singapore	43,100	27,494
Riverstone Holdings	119,000	85,125
Samudera Shipping Line	237,400	183,827
Sea ADR †	62,263	4,446,823
Singapore Airlines	271,500	1,381,527

6    NQ- OPTIE [0624] 0824 (3775174)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Singapore (continued)
Singapore Exchange	20,597	$ 143,997
		6,288,961
South Africa − 0.56%
Discovery	521,063	3,857,477
Exxaro Resources	7,516	73,533
Harmony Gold Mining ADR	61,128	560,544
		4,491,554
South Korea − 2.83%
BNK Financial Group	55,107	339,089
Coupang †	180,731	3,786,314
Crown Confectionery	1,504	10,325
DB Insurance	1,001	83,265
Hana Financial Group	42,333	1,866,773
Hankook Tire & Technology	6,243	205,001
JB Financial Group	46,074	490,028
KB Financial Group	27,255	1,554,317
Korean Reinsurance	1,572	9,113
Krafton †	651	133,132
KT	14,694	399,241
Sambo Corrugated Board	3,512	23,754
Samsung Electronics	198,652	11,761,815
Samsung Fire & Marine Insurance	852	240,776
SeAH Holdings	268	20,657
Shinhan Financial Group	21,646	757,178
Woori Financial Group	82,927	884,997
		22,565,775
Spain − 2.36%
Amadeus IT Group	82,447	5,486,752
Banco Bilbao Vizcaya Argentaria	132,671	1,328,770
CaixaBank	558,830	2,958,282
Cia de Distribucion Integral Logista Holdings	5,763	163,061
Industria de Diseno Textil	178,563	8,865,517
		18,802,382
Sweden − 2.95%
Atlas Copco Class A	103,349	1,942,364
Atlas Copco Class B	492,375	7,950,748
Careium †	276	792
Doro	416	832
Epiroc Class B	301,616	5,514,971
IAR Systems Group	1,850	29,411
Instalco	115	440
MIPS	36,732	1,438,228
Paradox Interactive	4	54
Skandinaviska Enskilda Banken Class A	48,940	722,626
Volvo Class B	230,398	5,893,094
		23,493,560
	Number of shares	Value (US $)
Common StocksΔ (continued)
Switzerland − 5.88%
ABB	194,119	$ 10,785,709
Accelleron Industries	540	21,156
BKW	2,759	440,052
Cie Financiere Richemont Class A	30,503	4,761,585
Georg Fischer	1,074	72,022
Givaudan	195	924,592
Logitech International	70,957	6,864,692
Nestle	45,021	4,596,056
On Holding Class A †	17,062	662,006
Roche Holding	28,175	7,824,211
Schindler Holding	12,204	3,067,130
UBS Group	115,477	3,399,596
Wizz Air Holdings †	100,214	2,832,576
Zehnder Group	9,928	583,448
		46,834,831
Taiwan − 7.95%
Acer	667,000	963,240
Anpec Electronics	5,000	31,133
Arcadyan Technology	224,000	1,118,567
ASE Technology Holding ADR	207,633	2,371,169
Asustek Computer	382,000	5,863,971
Azurewave Technologies †	42,000	66,156
Chicony Electronics	63,000	332,075
ChipMOS Technologies	1,229,000	1,625,205
Compal Electronics	235,000	251,360
Elan Microelectronics	46,000	218,362
Elitegroup Computer Systems †	202,000	205,478
Ennoconn	156,000	1,613,304
Evergreen Marine Taiwan	458,000	2,724,720
Everlight Electronics	59,000	138,946
Group Up Industrial	5,000	38,223
Hannstar Board	295,000	508,315
Hon Hai Precision Industry	688,000	4,538,384
International Games System	15,000	626,512
ITE Technology	136,000	714,764
Keystone Microtech	7,000	89,654
L&K Engineering	109,810	814,059
MediaTek	175,000	7,552,055
Nan Pao Resins Chemical	4,000	42,168
Novatek Microelectronics	211,000	3,941,433
Pegatron	263,000	847,171
Phison Electronics	12,000	228,226
Pixart Imaging	26,000	136,245
Pou Chen	327,000	352,789
Radiant Opto-Electronics	11,000	64,254
Realtek Semiconductor	164,000	2,760,168
Silicon Motion Technology ADR	2,181	176,639
Sitronix Technology	20,000	159,364
Sonix Technology	20,000	31,688

NQ- OPTIE [0624] 0824 (3775174)    7

Schedule of investments
Optimum International Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Taiwan (continued)
Sunplus Innovation Technology	9,000	$ 42,446
Systex	5,000	19,188
Taiwan Semiconductor Manufacturing	720,000	21,439,206
Unitech Computer	14,000	17,586
Ventec International Group	36,000	93,436
Weblink International	25,000	48,857
Yang Ming Marine Transport	199,000	457,605
		63,264,121
Thailand − 0.73%
Bangkok Bank NVDR	1,141,500	4,059,289
Kasikornbank NVDR	92,847	317,523
MK Restaurants Group NVDR	37,000	30,499
PTT Exploration & Production NVDR	322,700	1,336,614
Susco NVDR	424,000	41,825
		5,785,750
Turkey − 0.12%
Turkiye Garanti Bankasi	136,376	469,416
Turkiye Is Bankasi Class C	1,000,223	485,489
		954,905
Ukraine − 0.04%
Ferrexpo †	544,206	309,569
		309,569
United Arab Emirates − 0.78%
Emaar Properties PJSC	2,080,589	4,644,930
Emirates NBD Bank PJSC	344,711	1,548,525
		6,193,455
United Kingdom − 2.46%
AJ Bell	5,283	25,344
B&M European Value Retail	551,129	3,045,894
Barclays	403,067	1,064,381
Barclays ADR	170,918	1,830,532
Bloomsbury Publishing	7,978	63,132
Centrica	1,880,424	3,206,632
Costain Group	9,855	10,564
Gamma Communications	14,726	262,473
Gem Diamonds †	5,047	833
Greggs	19	666
International Consolidated Airlines Group †	443,451	909,519
Investec	312,725	2,274,051
Man Group	52,906	161,980
Oxford Nanopore Technologies †	493,170	588,505
Polar Capital Holdings	20,918	148,607
Sage Group	95,499	1,314,040
Standard Chartered	57,911	524,150
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom (continued)
Unilever	75,234	$ 4,132,238
		19,563,541
United States − 3.94%
Atlassian Class A †	9,339	1,651,882
CRH	59,308	4,446,914
CyberArk Software †	5,028	1,374,756
Holcim	55,902	4,953,995
James Hardie Industries CDI †	143,518	4,528,543
JBS	103,600	599,350
Monday.com †	15,495	3,730,576
Spotify Technology †	32,031	10,051,007
Viemed Healthcare †	5,814	38,082
		31,375,105
Total Common Stocks (cost $716,295,082)		782,737,990

Preferred Stocks – 0.52%Δ
Brazil − 0.47%
Gerdau 6.02% ω	130,100	429,159
Itausa 8.61% ω	155,500	272,051
Metalurgica Gerdau SA 13.22% ω	107,800	205,761
Petroleo Brasileiro 14.18% ω	417,200	2,839,745
		3,746,716
Germany − 0.05%
Henkel AG & Co. 2.22% ω	4,915	438,047
Villeroy & Boch 4.68% ω	548	10,065
		448,112
Total Preferred Stocks (cost $3,995,253)		4,194,828

Exchange-Traded Funds – 0.23%
iShares MSCI Canada ETF	3,952	146,580
iShares MSCI EAFE ETF	10,062	788,157
iShares MSCI Emerging Markets ETF	20,909	890,514
Total Exchange-Traded Funds (cost $1,819,514)		1,825,251

Warrants – 0.00%
Canada − 0.00%
Constellation Software †	2,870	0
Total Warrants (cost $0)		0

8    NQ- OPTIE [0624] 0824 (3775174)

(Unaudited)
	Number ofshares	Value (US $)
Short-Term Investments – 0.66%
Money Market Mutual Funds – 0.66%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	1,315,619	$ 1,315,619
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	1,315,619	1,315,619
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	1,315,619	1,315,619
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	1,315,620	1,315,620
Total Short-Term Investments (cost $5,262,477)		5,262,477

Total Value of Securities−99.75% (cost $727,372,326)		794,020,546
Receivables and Other Assets Net of Liabilities — 0.25%		1,952,036
Net Assets Applicable to 63,105,476 Shares Outstanding — 100.00%	$795,972,582
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2024, the aggregate value of restricted securities was $126,024 which represented percentage of 0.02% of the Fund’s net assets.
ω	Perpetual security with no stated maturity date.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Acevector Limited	5/7/14	$999,482	$94,685
Acevector Limited Series G	10/29/14	396,443	31,339
Total		$1,395,925	$126,024
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
CDI – CHESS Depositary Interest
CVA – Certified Dutch Certificate
DB – Deutsche Bank
EAFE – Europe, Australasia, and Far East
ETF – Exchange-Traded Fund
MSCI – Morgan Stanley Capital International
NVDR – Non-Voting Depositary Receipt
PJSC – Private Joint Stock Company
NQ- OPTIE [0624] 0824 (3775174)    9